Note 15 - Receivables non-current - Components of Receivables Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits	[1]	$ 53,483	$ 27,333
Tax On Sales And Services ICMS [Member]
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits		$ 40,600
PIS and COFINS [member]
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits			$ 8,000

[1]	As of December 31, 2023, included approximately $40.6 million related to ICMS (Tax on Sales and Services) from Brazilian subsidiaries. As of December 31, 2022, included approximately $8 million related to PIS and COFINS (Federal Social Contributions on Gross Revenues) tax recovery from Brazilian subsidiaries.